AIP SERIES TRUST

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

VIA EDGAR

May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             AIP Series Trust

File Nos. 333-185994; 811-22789

Ladies and Gentlemen:

On behalf of AIP Series Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, filed on April 24, 2013, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 24, 2013, accession number 0001104659-13-032264.

If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,

/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu, Esq.